Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Government authorities	$ 41	$ 66
Other receivables	23	88
Prepaid expenses	11	250
Accounts receivables	$ 75	$ 404